Income Taxes (FY) (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Net Loss Before Income Tax
Net loss before income tax benefit consisted of the following for the years ended December 31, 2020 and 2019:
	2020	2019
	in thousands
United States	$(55,664)	$(103,998)
International	(7,920)	(5,779)
Net loss before income tax benefit	$(63,584)	$(109,777)

Federal and State Income Tax Benefit
The federal and state income tax benefit is summarized as follows for the years ended December 31, 2020 and 2019:
	2020	2019
	in thousands
Current:
Federal	$—	$—
State	369	10
Foreign	315	(61)
Total current	$684	$(61)

Deferred:
Federal	$(8,993)	$(15,065)
State	(2,104)	2,368
Change in valuation allowance - US	8,392	2,302
Change in valuation allowance - Foreign	269	(1,451)
Foreign	(1,878)	(15,971)
Total deferred	$(4,314)	$(15,971)
Income tax benefit	$(3,630)	$(16,032)

Deferred Tax Assets and Liabilities
The Company’s deferred tax assets and liabilities related to temporary differences and operating loss carryforwards were as follows as of December 31, 2020 and 2019:
	2020	2019
	in thousands
Deferred tax assets:
Accounts receivable reserve	$224	$100
Net operating losses	29,230	26,207
163(j) interest limitation	11,894	12,583
Property and equipment depreciation	1,301	1,202
Tax credits	371	334
Accrued expenses	213	118
Stock compensation	840	83
Accrued payroll	2,870	7
Sales tax reserve	1,469	914
Deferred rent	2,100	1,519
Deferred revenue	362	97
Unrealized foreign exchange	37	35
Below market leases	120	—
SRED expenditures	51	—
Other	5	1
Total deferred tax assets	51,087	43,200
Less: valuation allowance	(16,539)	(7,878)
Net deferred tax assets	34,548	35,322
	2020	2019
	in thousands
Deferred tax liabilities:
Intangible assets	(36,963)	(35,568)
Property and equipment depreciation	(5,928)	(3,867)
Unrealized foreign exchange	(33)	—
Capitalized expenses	(1,804)	(1,192)
Total deferred tax liabilities	(44,728)	(40,627)
Net deferred tax liabilities	$(10,180)	$(5,305)

Operating Loss Carryforwards
The Company had federal and state net operating loss and tax credits as of the financial statement date as follows:
	Amount	Expiration Years
	in thousands
Net operating losses, federal (Post December 31, 2017)	$9,595	Indefinite
Net operating losses, federal (Pre January 1, 2018)	$12,096	2028 - 2037
Net operating losses, state	$4,764	Various
Net operating losses, foreign	$2,775	2035 - Indefinite
Tax credits, federal	$225	2037
Tax credits, foreign	$146	Various

Reconciliation of Valuation Allowance on Deferred Tax Assets
A reconciliation of our valuation allowance on deferred tax assets for the periods ended December 31, 2020 are as follows (in thousands):
Balance at beginning of period	$7,878
Additions to valuation allowance	8,661
Balance at end of period	$16,539

Effective Income Tax Rate Reconciliation
For the years ended December 31, 2020 and 2019, the income tax benefit differs from the expected tax provision (benefit) computed by applying the U.S. federal statutory rate to income before taxes as a result of the following:
	2020		2019
	in thousands, except percent
Benefit for income taxes at U.S. statutory rate	$(13,353)	21.0%	$(23,053)	21.0%
Change in income tax resulting from:
State income benefit, net of federal benefit	(1,694)	2.66%	(2,100)	1.91%
Stock compensation	1,579	(2.48)%	6,155	(5.61)%
Nondeductible transaction costs	480	(0.76)%	104	(0.09)%
Change in deferred state tax rate	552	(0.87)%	(1,384)	1.26%
Foreign rate differential	(268)	0.42%	(284)	0.26%
Change in valuation allowance	8,661	(13.62)%	4,670	(4.25)%
Tax credits	(55)	0.09%	(136)	0.12%
Other	468	(0.75)%	(4)	0.07%
Income tax benefit	$(3,630)	5.69%	$(16,032)	14.67%